CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Costs, Capitalized During Period	$ 10,591	$ 36,572	$ 54,813